Summary of Concentration of Credit Risk (Details) - Credit risk [member] - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Loans and customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	100.00%	100.00%
Credit risk concentrations	$ 913,937	$ 853,129
Loans and customers' liability under acceptances [member] | Canada [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	66.00%	66.00%
Loans and customers' liability under acceptances [member] | United States [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	33.00%	32.00%
Loans and customers' liability under acceptances [member] | Other international [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	1.00%	2.00%
Credit instruments [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	100.00%	100.00%
Credit risk concentrations	$ 339,728	$ 292,156
Credit instruments [member] | Canada [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	30.00%	32.00%
Credit instruments [member] | United States [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	65.00%	64.00%
Credit instruments [member] | United Kingdom [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	2.00%	1.00%
Credit instruments [member] | Europe – other [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	2.00%	2.00%
Credit instruments [member] | Other international [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	1.00%	1.00%
Derivative financial instruments [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	100.00%	100.00%
Credit risk concentrations	$ 82,761	$ 96,795
Derivative financial instruments [member] | Canada [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	26.00%	22.00%
Derivative financial instruments [member] | United States [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	33.00%	33.00%
Derivative financial instruments [member] | United Kingdom [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	9.00%	11.00%
Derivative financial instruments [member] | Europe – other [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	21.00%	21.00%
Derivative financial instruments [member] | Other international [member]
Disclosure of credit risk exposure [line items]
Percentage of concentration risks	11.00%	13.00%